AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 68.2%
	ADVERTISING — 0.3%
5,000	Trade Desk, Inc. - Class A*	$189,800

	AEROSPACE/DEFENSE — 1.9%
5,500	FTAI Aviation Ltd.	1,082,675

	AUTO MANUFACTURERS — 5.2%
6,567	Tesla, Inc.*	2,953,311

	COMMERCIAL SERVICES — 1.5%
2,209	Automatic Data Processing, Inc.	568,221
350	United Rentals, Inc.	283,262
		851,483
	COMPUTERS — 6.7%
10,575	Apple, Inc.	2,874,920
1,557	Crowdstrike Holdings, Inc. - Class A*	729,859
600	Leidos Holdings, Inc.	108,240
1,000	Parsons Corp.*	61,800
		3,774,819
	DIVERSIFIED FINANCIAL SERVICES — 1.0%
2,300	Apollo Global Management, Inc.	332,948
700	Visa, Inc. - Class A	245,497
		578,445
	ENGINEERING & CONSTRUCTION — 2.2%
600	Comfort Systems USA, Inc.	559,974
6,000	Granite Construction, Inc.	692,100
		1,252,074
	HEALTHCARE-PRODUCTS — 1.3%
1,314	Intuitive Surgical, Inc.*	744,197

	INSURANCE — 1.0%
12,000	Equitable Holdings, Inc.	571,800

	INTERNET — 15.3%
5,000	Alphabet, Inc. - Class A	1,565,000
8,500	Amazon.com, Inc.*	1,961,970
2,800	Meta Platforms, Inc. - Class A	1,848,252
18,170	Netflix, Inc.*	1,703,619
3,696	Palo Alto Networks, Inc.*	680,803
1,500	Spotify Technology S.A.*	871,065
		8,630,709

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MACHINERY-CONSTRUCTION & MINING — 3.6%
12,500	Vertiv Holdings Co. - Class A	$2,025,125

	METAL FABRICATE/HARDWARE — 0.9%
3,300	Advanced Drainage Systems, Inc.	477,939

	OIL & GAS SERVICES — 0.1%
1,500	Tidewater, Inc.*	75,765

	PHARMACEUTICALS — 0.5%
6,000	Novo Nordisk A/S – ADR	305,280

	SEMICONDUCTORS — 17.1%
6,000	Advanced Micro Devices, Inc.*	1,284,960
3,006	Broadcom, Inc.	1,040,377
32,440	NVIDIA Corp.	6,050,060
4,300	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,306,727
		9,682,124
	SOFTWARE — 8.7%
1,700	Microsoft Corp.	822,154
21,626	Palantir Technologies, Inc. - Class A*	3,844,022
1,500	ServiceNow, Inc.*	229,785
		4,895,961
	TELECOMMUNICATIONS — 0.9%
4,000	Arista Networks, Inc.*	524,120
	TOTAL COMMON STOCKS
	(Cost $23,438,760)	38,615,627
	EXCHANGE-TRADED FUNDS — 11.3%
55,000	ProShares Short S&P500	1,981,650
42,689	ProShares UltraPro Short QQQ	2,924,196
22,120	ProShares UltraShort S&P500	1,514,999
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $8,932,346)	6,420,845
	MUTUAL FUNDS — 17.3%
	EQUITY FUND — 17.3%
906,685	AXS Adaptive Plus Fund - Class I1	9,792,199
	TOTAL MUTUAL FUNDS
	(Cost $10,585,934)	9,792,199

	SHORT-TERM INVESTMENTS — 2.7%
322,390	Goldman Sachs Financial Square Government Fund, 3.39%[2]	322,390

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS (Continued)
1,178,284	JPMorgan U.S. Government Money Market Fund, 3.37%[2]	$1,178,284
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,500,674)	1,500,674

	TOTAL INVESTMENTS — 99.5%
	(Cost $44,457,714)	56,329,345
	Other Assets in Excess of Liabilities — 0.5%	281,067
	TOTAL NET ASSETS — 100.0%	$56,610,412

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Affiliated company.
[2]	The rate is the annualized seven-day yield at period end.

AXS Dynamic Opportunity Fund

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income
Mutual Funds - 17.3%
AXS Adaptive Plus Fund - Class I	$9,928,669	$197,400	$-	$-	$(333,870)	$9,792,199	$197,400
Total	$9,928,669	$197,400	$-	$-	$(333,870)	$9,792,199	$197,400

	Shares Beginning of Period	Additions	Reductions	Shares End of Period
Mutual Funds
AXS Adaptive Plus Fund - Class I	888,870	17,815	-	906,685
Total	888,870	17,815	-	906,685